Leases - Summary of Recognised ROU Assets (Detail) - AUD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Statement [line items]
Net ROU asset recognised under AASB 16 (IFRS 16)	$ 385,369	$ 270,147
Lease addition and modification for the financial year	491,901	311,986
Lease Disposal On Right Of Use Assets	(8,145)	0
Depreciation for the fiscal year	(248,764)	(202,605)
Foreign exchange differences	(3,783)	5,841
Closing balance of ROU asset	$ 616,578	$ 385,369